Performance Management - NYLI MacKay Muni Short Duration ETF	Apr. 17, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not report its performance information. The Fund’s performance current to the most recent month-end is available by calling 1-888-474-7725 or by visiting www.sec.gov; or newyorklifeinvestments.com/etf.

Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund has not commenced operations and therefore does not report its performance information.
Performance Availability Website Address [Text]	newyorklifeinvestments.com/etf
Performance Availability Phone [Text]	1-888-474-7725